Lease - Lease cost (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Lease cost:
Amortization of right-of-use assets	¥ 522,035
Interest of operating lease liabilities	137,459
Expenses for short-term leases within 12 months and other non-lease component	155,613
Total lease cost	¥ 815,107